Equity (Tables)	9 Months Ended
Sep. 30, 2017
Equity
Schedule of earnings per share calculation

Nine Months Ended
Basic net income per share:	September 30, 2017
Numerator
Net income attributable to Solaris	$1,536
Less income attributable to participating securities (1)	(108)
Net income attributable to common stockholders	$1,428

Denominator
Weighted average number of unrestricted outstanding common shares used to calculate basic net income per share	10,100
Effect of dilutive securities:
Stock options (2)	452
Diluted weighted-average shares of Class A Common Stock outstanding used to calculate diluted net income per share	10,552

Earnings per share of Class A Common Stock - basic	$0.14
Earnings per share of Class A Common Stock - diluted	$0.14

Schedule of antidilutive shares

Nine Months Ended
September 30, 2017
Class B common stock	32,366
Restricted stock awards	12
32,378